Financing (Narrative) (Details) $ / shares in Units, shares in Thousands, SFr in Millions, $ in Millions		1 Months Ended		3 Months Ended			12 Months Ended				192 Months Ended
	Dec. 31, 2016 CHF (SFr)	Aug. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Apr. 01, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2001 USD ($)	Dec. 31, 2016 CHF (SFr) shares	Dec. 31, 2016 USD ($) $ / shares	Oct. 31, 2016 USD ($)	Oct. 24, 2016 USD ($)	Jul. 10, 2015 USD ($)
Debt Instrument [Line Items]
Debt discounts and debt issuance cost				$ 23.0				$ 9.0				$ 25.0
Proceeds from borrowings (maturities longer than 90 days)				$ 0.0		$ 262.3	$ 3,240.9	$ 5,682.9	$ 0.0
Common stock par value | $ / shares				$ 0.01				$ 0.01				$ 0.01
Long-term debt				$ 11,950.3				$ 12,870.4				$ 12,269.0
Extinguishment of debt, amount		$ 1,900.0
Payments of debt extinguishment costs		188.0			$ 188.0		188.1	0.0	0.0
Extinguishment of debt, gain (loss)		$ 9.0
Cash interest payments				$ 48.2		$ 76.0	$ 212.0	126.0	118.0
Convertible debt | Zero-coupon LYONS due 2021
Debt Instrument [Line Items]
Debt instrument, face amount										$ 830.0
Proceeds from borrowings (maturities longer than 90 days)										505.0
Repayments of long-term lines of credit										$ 100.0
Interest rate of debt instrument	0.00%			0.00%						2.375%	0.00%	0.00%
Debt conversion, converted instrument, shares issued | shares				2			250				21,000
Debt conversion, converted instrument, tax benefit (expense)							$ 3.0
Average market price percentage for measurement period resulting in payment of contingent interest to debt instrument holders										120.00%
Debt instrument percentage										0.0315%
Debt Instrument, periodic payment, interest							$ 1.0	1.0	$ 2.0
Long-term debt				$ 68.5				72.6				$ 68.1
Debt instrument, convertible, conversion ratio										0.0381998
Commercial paper
Debt Instrument [Line Items]
Long-term debt				4,000.0								$ 4,000.0
Senior notes
Debt Instrument [Line Items]
Percentage of notes' principal in addition to accrued interest that redemption price must equal or be greater than if a credit downgrade or change in control occurs							101.00%
Senior notes | 2.3% senior unsecured notes due 2016
Debt Instrument [Line Items]
Debt instrument, face amount			$ 500.0
Interest rate of debt instrument	2.30%										2.30%	2.30%
Long-term debt								500.0				$ 0.0
Bonds | 4.0% unsecured bonds due 2016
Debt Instrument [Line Items]
Debt instrument, face amount | SFr	SFr 120										SFr 120
Interest rate of debt instrument	4.00%										4.00%	4.00%
Long-term debt								$ 122.6				$ 0.0
Bonds | Swiss franc-denominated senior unsecured bonds
Debt Instrument [Line Items]
Debt instrument, percentage of principal amount redeemed, threshold	85.00%
Fortive
Debt Instrument [Line Items]
Fortive's cash payments to Danaher prior to distribution date			3,000.0
Long-term debt			3,400.0
Fortive | Unsecured debt | Term loan facility
Debt Instrument [Line Items]
Debt instrument, face amount			500.0
Fortive | Commercial paper
Debt Instrument [Line Items]
Long-term debt			393.0
Fortive | Senior notes | 1.8% senior unsecured notes due 2019
Debt Instrument [Line Items]
Debt instrument, face amount			$ 300.0
Interest rate of debt instrument			1.80%
Fortive | Senior notes | 2.35%senior unsecured notes due 2021
Debt Instrument [Line Items]
Debt instrument, face amount			$ 750.0
Interest rate of debt instrument			2.35%
Fortive | Senior notes | 3.15% senior unsecured notes due 2026
Debt Instrument [Line Items]
Debt instrument, face amount			$ 900.0
Interest rate of debt instrument			3.15%
Fortive | Senior notes | 4.3% senior unsecured notes due 2046
Debt Instrument [Line Items]
Debt instrument, face amount			$ 550.0
Interest rate of debt instrument			4.30%
Long-term debt | Revolving credit facility | Credit Facility
Debt Instrument [Line Items]
Line of credit				$ 4,000.0
Long-term debt | Revolving credit facility | Fortive | Fortive's revolving credit facility
Debt Instrument [Line Items]
Line of credit			$ 1,500.0
Short-term debt | Revolving credit facility | 364-Day Facility
Debt Instrument [Line Items]
Line of credit													$ 3,000.0	$ 3,000.0	$ 7,000.0